Reportable Segments (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest expense									$ 3,323,000	$ 3,205,000	$ 3,836,000
Provision for loan losses	$ 583,000	$ 408,000	$ 410,000	$ 71,000	$ 300,000	$ 182,000	$ 226,000	$ 455,000	1,472,000	(1,163,000)	4,259,000
Noninterest income	5,522,000	6,793,000	7,328,000	7,046,000	6,966,000	6,040,000	6,040,000	5,873,000	26,689,000	24,919,000	22,914,000
Noninterest expense	14,991,000	13,455,000	14,243,000	13,341,000	14,159,000	12,568,000	12,132,000	12,268,000	8,295,000	7,874,000	8,544,000
Total income tax	1,102,000	1,416,000	806,000	848,000	732,000	824,000	1,194,000	1,046,000	4,172,000	3,796,000	2,489,000
Net earnings	4,147,000	$ 5,307,000	$ 3,217,000	$ 3,452,000	3,007,000	$ 3,390,000	$ 4,615,000	$ 4,121,000	16,123,000	15,133,000	11,357,000
Total assets	1,620,927,000				1,624,193,000				1,620,927,000	1,624,193,000
Banking Operations [Member]
Interest income									54,416	47,171	47,926
Interest expense									2,796	2,930	3,473
Net interest income									51,620	44,241	44,453
Provision for loan losses									1,472	(1,163)	4,259
Noninterest income									15,012	16,014	16,148
Appraisal management fee income									0	0	0
Noninterest expense									44,433	42,239	42,041
Appraisal management fee expense									0	0	0
Total income tax									4,248	3,836	2,574
Net earnings									16,479	15,343	11,727
Total assets	1,617,212				1,620,933				1,617,212	1,620,933
CBRES [Member]
Interest income									0	0	0
Interest expense									0	0	0
Net interest income									0	0	0
Provision for loan losses									0	0	0
Noninterest income									14	15	12
Appraisal management fee income									11,663	8,890	6,754
Noninterest expense									1,695	1,163	991
Appraisal management fee expense									9,264	7,112	5,274
Total income tax									166	145	116
Net earnings									552	485	385
Total assets	3,227				2,692				3,227	2,692
Other [Member]
Interest income									527	275	363
Interest expense									15	8	32
Net interest income									(512)	(267)	(331)
Provision for loan losses									0	0	0
Noninterest income									0	0	0
Appraisal management fee income									0	0	0
Noninterest expense									638	613	625
Appraisal management fee expense									0	0	0
Total income tax									(242)	(185)	(201)
Net earnings									(908)	(695)	(755)
Total assets	488				568				488	568
Consolidated [Member]
Interest income									54,431	47,179	47,958
Interest expense									3,323	3,205	3,836
Net interest income									51,108	43,974	44,122
Provision for loan losses									1,472	(1,163)	4,259
Noninterest income									15,026	16,029	16,160
Appraisal management fee income									11,663	8,890	6,754
Noninterest expense									46,766	44,015	43,657
Appraisal management fee expense									9,264	7,112	5,274
Total income tax									4,172	3,796	2,489
Net earnings									16,123	15,133	$ 11,357
Total assets	$ 1,620,927				$ 1,624,193				$ 1,620,927	$ 1,624,193